Label	Element	Value
Martin Currie SMASh Series EM Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MARTIN CURRIE SMASh SERIES EM FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Shareholders should be aware that, as shown under “Management fees” in the table below, the fund pays no fees under its management and advisory agreements to the fund’s manager and subadviser. However, fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the fund’s subadviser or an affiliate of the subadviser, the subadviser or that affiliate typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the fund. In certain cases, a program participant will pay a fee for investment advice directly to the subadviser or an affiliate in its capacity as manager, adviser or subadviser to the participant’s managed account.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
•	You invest $10,000 in the fund for the time periods indicated
•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund pursues its objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of issuers with substantial economic ties to one or more emerging market countries and other investments with similar economic characteristics. The material factors the subadviser considers when determining whether an issuer has substantial economic ties to an emerging market country include whether the issuer:
•	is included in the MSCI Emerging Markets Index;
•	is organized or headquartered in an emerging market country, or maintains most of its assets in one or more such countries;
•	has a primary listing for its securities on a stock exchange of an emerging market country; or
•	derives a majority of its exposure (e.g. percentage of sales, income or other material factors) from one or more emerging market countries.
Emerging market countries are predominantly found currently in regions including Asia, the Indian subcontinent, South and Central America, the Middle and Near East, Eastern and Central Europe and Africa.
The fund will invest primarily in equity and equity-related securities, which may include common stocks, preferred stock, convertible bonds, other securities convertible into common stock, depositary receipts, real estate investment trusts, securities of other investment companies, including exchange-traded funds (ETFs), and synthetic foreign equity securities, including international warrants. The fund will primarily invest in securities directly in foreign markets, but may gain exposure to foreign markets indirectly through depositary receipts and synthetic foreign equity securities. American Depositary Receipts are receipts issued by a bank that demonstrate ownership of underlying foreign securities and trade on U.S. markets. Synthetic foreign equity securities are a type of derivative issued by a bank or other financial institution designed to replicate the economic exposure of buying an equity security directly in a particular foreign market. The fund will use synthetic foreign equity securities to obtain market exposure where direct access is not otherwise available. The fund may also enter into index futures contracts, a form of derivative contract, as a substitute for buying or selling securities, to obtain market exposure, in an attempt to enhance returns and to manage cash.
Within an emerging market country, the subadviser selects securities that it believes have favorable investment potential. For example, the fund may purchase stocks of companies with prices that reflect a value lower than that which the subadviser places on the company. The subadviser may also consider factors it believes will cause the stock price to rise. In general, the subadviser will consider, among other factors, an issuer’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends and environmental, social, and governance risks and opportunities when deciding whether to buy or sell investments. The fund may invest in companies of any size and market capitalization.
The subadviser assesses environmental, social and governance (“ESG”) risks and opportunities that could impact the ability of an issuer to generate future sustainable returns. These may include such factors as:
•	shareholder rights,
•	accounting standards,
•	remuneration,
•	board structure,
•	labor relations,
•	supply chain,
•	data protection,
•	pollution/hazardous waste,
•	water usage, and
•	climate change.
The subadviser assesses these ESG factors both quantitatively and qualitatively, through its proprietary ESG ratings system and its direct research and engagement process. The subadviser’s proprietary ESG ratings capture this analysis, with companies assigned a risk rating on each of governance and sustainability (i.e., environmental and social) from 1 (low risk) to 5 (high risk) following a consideration of environment, social affairs and corporate governance sustainability factors. Companies that have a sustainability or governance risk rating of 4 or higher will not be purchased for the fund.
The subadviser considers sustainability risks tied to ESG factors relevant to the returns of the fund. Because investing on the basis of ESG criteria involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the subadviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.
In addition, the fund seeks to avoid investing in companies that, based on its exclusionary criteria, the subadviser has determined:
•	generate more than 5% of revenue from tobacco production, distribution or wholesale.
•	generate more than 5% of revenue from the production or distribution of conventional or nuclear weapons.
•	generate more than 5% of revenue from coal based power generation or the mining or distribution of thermal coal.
•	generate revenue from the production, sale or distribution of dedicated and key components of controversial weapons (i.e., antipersonnel mines, biological and chemical weaponry and cluster munitions).
•	as ‘fail’ under the principles set forth in the UN Global Compact.
The subadviser may engage with issuers to gain information on environmental, social and governance related issues and to promote best practices in the management and disclosure of these issues.
The subadviser applies its ESG process (as set out above) to the issuer of each security held in the fund’s portfolio, provided that the subadviser does not apply its ESG process to cash and instruments used for liquidity (including mutual funds and exchange-traded funds, short-term money market instruments and derivative contracts).
The fund may invest in companies domiciled in any country that the subadviser believes to be appropriate to the fund’s investment objective. Subject to the fund’s 80% investment policy, the fund may invest a substantial amount of assets (i.e., more than 25%) in issuers located in a single country or a limited number of countries, but will always be invested in or have exposure to no less than three different emerging market countries. The fund may invest in securities denominated in foreign currencies or in U.S. dollars.
The fund is classified as “non‑diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Updated performance information for the fund may be obtained by calling the fund at 877‑6LM‑FUND/656‑3863.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown. Sales charges do not apply to purchases of fund shares by managed account program participants, but (as discussed above), managed account program participants pay fees to program sponsors for the costs and expenses of such programs. In addition, performance does not reflect the fees and expenses paid by participants in separately managed account programs to program sponsors. You should evaluate the performance of the fund in the context of your managed account program.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877‑6LM‑FUND/656‑3863
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (12/31/2020): 30.64 Worst Quarter (03/31/2020): (25.50) The year-to-date return as of the most recent calendar quarter, which ended September 30, 2023, was 3.59
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after‑tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after‑tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after‑tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.

Martin Currie SMASh Series EM Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non‑diversification risk. The fund is classified as “non‑diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Martin Currie SMASh Series EM Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Martin Currie SMASh Series EM Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.
Martin Currie SMASh Series EM Fund | Stock market and equity securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Stock market and equity securities risk. The stock markets are volatile and the market prices of equity securities held by the fund may decline generally. Equity securities may include exchange-traded and over‑the‑counter common stocks, preferred stock, depositary receipts, trust certificates, limited partnership interests, warrants, rights, securities convertible into equity securities, and shares of other investment companies, including exchange-traded funds, and of real estate investment trusts. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The market price of a security may fluctuate in price based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. If the fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment.

Martin Currie SMASh Series EM Fund | Foreign investments and emerging markets risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly U.S. exposure, such as less liquid, less transparent, less regulated and more volatile markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, political, economic, financial or social instability, terrorism, armed conflicts and other geopolitical events, and the impact of tariffs and other restrictions on trade or economic sanctions. Geopolitical or other events such as nationalization or expropriation could even cause the loss of the fund’s entire investment in one or more countries.
In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in certain foreign markets, particularly emerging market countries, and shareholders may have limited legal remedies. To the extent the fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic and political conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund may be unable or may choose not to hedge its foreign currency exposure.
Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories. Settlement of trades in these markets can take longer than in other markets and the fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer).
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Their economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic or a natural disaster. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Martin Currie SMASh Series EM Fund | Issuer risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer risk. The market price of a security held by the fund can go up or down more than the market as a whole and can perform differently from the value of the market as a whole due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, or major litigation or changes in government regulations affecting the issuer or the competitive environment. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund may experience a substantial or complete loss on an individual security.

Martin Currie SMASh Series EM Fund | Large capitalization company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Martin Currie SMASh Series EM Fund | Small and mid capitalization company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small and mid‑capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and mid‑capitalization companies. Small and mid‑capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and mid‑capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and mid‑capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may have greater potential for losses.

Martin Currie SMASh Series EM Fund | Model risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Model risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy. When a model or data used in managing the fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the model or data may not produce the desired results and the fund may suffer losses.

Martin Currie SMASh Series EM Fund | Industry or sector focus risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Industry or sector focus risk. The fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the fund’s investments more than the market as a whole, to the extent that the fund may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector.

Martin Currie SMASh Series EM Fund | Portfolio management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Martin Currie SMASh Series EM Fund | Illiquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Illiquidity risk. Some assets held by the fund may be or become impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid quickly. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers have been less willing to make markets in recent years. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the fund may be forced to sell at a substantial loss or may not be able to sell at all.

Martin Currie SMASh Series EM Fund | Derivatives risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains, such as when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund’s subadviser. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying asset, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and non‑U.S. governments have adopted and implemented regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. A synthetic foreign equity security in which the fund may invest is a form of derivative instrument that may be subject to all the risks of derivatives described above.

Martin Currie SMASh Series EM Fund | Investing in ETFs risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investing in ETFs risk. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at net asset value, and therefore may trade at either a premium or discount to net asset value and may experience volatility in certain market conditions. The fund will pay brokerage commissions in connection with the purchase and sales of shares of ETFs. In addition, the fund will indirectly bear its pro rata share of fees and expenses incurred by an ETF in which it invests, including advisory fees. These expenses are in addition to expenses that the fund bears directly in connection with its own operations. Certain ETFs are also subject to portfolio management risk. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the fund would be unable to sell its ETF shares unless and until trading is resumed.

Martin Currie SMASh Series EM Fund | ESG investment strategy risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ESG investment strategy risk. The fund’s ESG investment strategy limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The fund’s ESG investment strategy may result in the fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The fund may also underperform other funds that apply different ESG standards. In addition, the subadviser may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics. In evaluating a security or issuer based on ESG criteria, the subadviser may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors. As a result, there is a risk that the subadviser’s analysis may be conducted based on incomplete or inaccurate information. The subadviser’s evaluation of ESG criteria is subjective and may change over time.

Martin Currie SMASh Series EM Fund | REITs risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
REITs risk. The value of real estate investment trusts (“REITs”) may be affected by factors including the condition of the economy as a whole, changes in the value of the underlying real estate, the creditworthiness of the issuers of the investments, property taxes, interest rates, liquidity of the credit markets, poor performance by the REIT’s manager, and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.

Martin Currie SMASh Series EM Fund | Valuation risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the fund’s investments involves subjective judgment, which may prove to be incorrect.

Martin Currie SMASh Series EM Fund | Market events risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non‑performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund’s investments.
The long-term impact of the COVID‑19 pandemic and its subsequent variants on economies, markets, industries and individual issuers is not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund’s assets may go down.

Martin Currie SMASh Series EM Fund | Cybersecurity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity risk. Like other funds and business enterprises, the fund, the manager, the subadvisers and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information) or proprietary information, cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub‑custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. The fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund, the manager, and/or the subadvisers. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack.
These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.

Martin Currie SMASh Series EM Fund | Martin Currie SMASh Series EM Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.06%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses after reimbursing expenses	rr_NetExpensesOverAssets	none
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	13
5 years	rr_ExpenseExampleYear05	27
10 years	rr_ExpenseExampleYear10	70
1 year	rr_ExpenseExampleNoRedemptionYear01	none
3 years	rr_ExpenseExampleNoRedemptionYear03	13
5 years	rr_ExpenseExampleNoRedemptionYear05	27
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 70
2019	rr_AnnualReturn2019	21.66%
2020	rr_AnnualReturn2020	35.71%
2021	rr_AnnualReturn2021	4.78%
2022	rr_AnnualReturn2022	(27.33%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.50%)
1 year	rr_AverageAnnualReturnYear01	(27.23%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2018
Martin Currie SMASh Series EM Fund | Return after taxes on distributions | Martin Currie SMASh Series EM Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(27.35%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.24%)
Martin Currie SMASh Series EM Fund | Return after taxes on distributions and sale of fund shares | Martin Currie SMASh Series EM Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(15.92%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Martin Currie SMASh Series EM Fund | MSCI Emerging Markets Index (Net of foreign withholding taxes (USD)) (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(20.09%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.06%)

[1]
Neither the fund’s manager nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s manager, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]
The manager has agreed to reimburse 100% of the fund’s operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses). This arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.